Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Payables and Accruals
Unearned revenue	$ 28,530	$ 28,325
Accrued off-hire	2,311	1,768
Accrued purchases	2,037	3,273
Accrued interest	10,020	9,180
Other accruals	8,454	7,625
Total	$ 51,352	$ 50,171